Supplement to the currently effective Statement of Additional Information of each of the listed funds:

--------------------------------------------------------------------------------

Cash Account Trust                       DWS Global Thematic Fund                    DWS Short Duration Plus Fund
     Government & Agency Securities      DWS GNMA Fund                               DWS Short-Term Municipal Bond Fund
     Portfolio                           DWS Gold & Precious Metals Fund             DWS Small Cap Core Fund
     Money Market Portfolio              DWS Government & Agency Money Fund          DWS Small Cap Growth Fund
     Tax-Exempt Portfolio                DWS Growth & Income Fund                    DWS Small Cap Value Fund
Cash Reserve Fund                        DWS Growth Allocation Fund                  DWS Strategic Income Fund
     Prime Series                        DWS Growth Plus Allocation Fund             DWS Target 2006 Fund
     Tax-Free Series                     DWS Health Care Fund                        DWS Target 2008 Fund
     Treasury Series                     DWS High Income Fund                        DWS Target 2010 Fund
Daily Assets Fund Institutional          DWS High Income Plus Fund                   DWS Target 2011 Fund
DWS Balanced Fund                        DWS High Yield Tax Free Fund                DWS Target 2012 Fund
DWS Blue Chip Fund                       DWS Inflation Protected Plus Fund           DWS Target 2013 Fund
DWS California Tax Free Income Fund      DWS Intermediate Tax/AMT Free Fund          DWS Target 2014 Fund
DWS Capital Growth Fund                  DWS International Equity Fund               DWS Tax Free Money Fund
DWS Cash Investment Trust                DWS International Fund                      DWS Tax-Exempt Money Fund
DWS Commodity Securities Fund            DWS International Select Equity Fund        DWS Technology Fund
DWS Conservative Allocation Fund         DWS Japan Equity Fund                       DWS U.S. Government Securities Fund
DWS Core Fixed Income Fund               DWS Large Cap Value Fund                    DWS U.S. Treasury Money Fund
DWS Dreman Concentrated Value Fund       DWS Large Company Growth Fund               DWS Value Builder Fund
DWS Dreman Financial Services Fund       DWS Latin America Equity Fund               Investors Cash Trust
DWS Dreman High Return Equity Fund       DWS Lifecycle Long Range Fund                    Government & Agency Securities Portfolio
DWS Dreman Mid Cap Value Fund            DWS Managed Municipal Bond Fund                  Treasury Portfolio
DWS Dreman Small Cap Value Fund          DWS Massachusetts Tax-Free Fund             Investors Municipal Cash Fund
DWS Emerging Markets Equity Fund         DWS Micro Cap Fund                               Investors Florida Municipal Cash Fund
DWS Emerging Markets Fixed Income Fund   DWS Mid Cap Growth Fund                          Investors Michigan Municipal Cash Fund
DWS Enhanced S&P 500 Index Fund          DWS Moderate Allocation Fund                     Investors New Jersey Municipal Cash Fund
DWS Equity Income Fund                   DWS Money Market Fund                            Investors Pennsylvania Municipal Cash
DWS Equity Partners Fund                 DWS Money Market Series                          Fund
DWS Europe Equity Fund                   DWS New York Tax-Free Income Fund                Tax-Exempt New York Money Market Fund
DWS Global Bond Fund                     DWS Pacific Opportunities Equity Fund       Tax Exempt California Money Market Fund
DWS Global Opportunities Fund            DWS Short Duration Fund

The  following   replaces   similar   disclosure  in  the  "Portfolio   Holdings
Information" section of each of the above-referenced fund's Statement of Additional Information:

In addition to the public disclosure of fund portfolio holdings through required Securities and Exchange Commission ("SEC") quarterly filings, the fund may make its portfolio holdings information publicly available on the DWS Funds Web site as described in each fund's prospectus. Each fund does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the fund.

Each fund's procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management, Inc. and its affiliates (collectively "DeAM"), subadvisors, if any, custodians, independent registered public accounting firms, securities lending agents, financial printers, proxy voting firms and other service providers to a fund who require access to this information to fulfill their duties to a fund, subject to the requirements described below. This non-public information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, to shareholders in connection with in-kind redemptions, or to other entities if a fund has a legitimate business purpose in providing the information, subject to the requirements described below.


                            ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]
                                                             Deutsche Bank Group

Prior to any disclosure of a fund's non-public portfolio holdings information to the foregoing types of entities or persons, a person authorized by a fund's Trustees/Directors must make a good faith determination in light of the facts then known that a fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of a fund, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by a fund or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to a fund's Trustees/Directors.

Portfolio holdings information distributed by the trading desks of DeAM or a subadvisor for the purpose of facilitating efficient trading of such securities and receipt of relevant research is not subject to the foregoing requirements. Non-public portfolio holding information does not include portfolio characteristics (other than holdings or subsets of holdings) about each fund and information derived therefrom, including, but not limited to, how each fund's investments are divided among various sectors, industries, countries, value and growth stocks, bonds, currencies and cash, types of bonds, bond maturities, duration, bond coupons and bond credit quality ratings so long as a fund's holdings could not be derived from such information.

Registered investment companies that are subadvised by DeAM may be subject to different portfolio holdings disclosure policies, and neither DeAM nor a fund's Trustees/Directors exercise control over such policies. In addition, separate account clients of DeAM have access to their portfolio holdings and are not subject to a fund's portfolio holdings disclosure policy. The portfolio holdings of some of the funds subadvised by DeAM and some of the separate accounts managed by DeAM may substantially overlap with the portfolio holdings of a fund.

DeAM also manages certain unregistered commingled trusts and creates model portfolios, the portfolio holdings of which may substantially overlap with the portfolio holdings of a fund. To the extent that investors in these commingled trusts or recipients of model portfolio holdings information may receive portfolio holdings information of their trust or of a model portfolio on a different basis from that on which fund portfolio holdings information is made public, DeAM has implemented procedures reasonably designed to encourage such investors and recipients to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

There is no assurance that a fund's policies and procedures with respect to the disclosure of portfolio holdings information will protect a fund from the potential misuse of portfolio holdings information by those in possession of that information.



               Please Retain This Supplement for Future Reference



May 1, 2006





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